Cover	Nov. 25, 2020
Document Information [Line Items]
Document Type	8-K
Entity Registrant Name	Cimpress plc
Entity Tax Identification Number	98-0417483
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line Two	Building D,
Entity Address, Address Line One	Xerox Technology Park
Entity Address, Postal Zip Code	A91 H9N9
Entity Address, City or Town	Dundalk, Co. Louth
Entity Address, Country	IE
Document Period End Date	Nov. 25, 2020
Entity File Number	000-51539
City Area Code	353
Local Phone Number	42 938 8500
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nominal value per share of €0.01
Trading Symbol	CMPR
Security Exchange Name	NASDAQ
Entity Central Index Key	0001262976
Amendment Flag	false